SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF SIGNIFICANT EXPENSE CATAGORIES

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the years ended
	June 30,
	2026	2025	2024
Revenues	104,651,590	118,048,882	145,236,749
Operating costs and expenses
Cost of revenues	(49,480,191)	(55,860,712)	(70,658,025)
Research and development expenses	(6,343,012)	(5,694,010)	(4,788,467)
Selling and marketing expenses	(41,020,636)	(48,393,515)	(57,685,521
General and administrative expenses	(6,431,723)	(4,710,537)	(3,756,679)
Other income, net (1)	2,476,017	429,705	242,704
Net income	3,852,045	3,819,813	8,590,761

(1)	Includes other income and expenses, net and income tax expenses.